Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of financial instruments

The main financial instruments and their carrying amounts, by category, are as follows:

	Carrying amount
	2021	2020

Financial assets:
Amortized cost
Cash and cash equivalents	8,274	8,711
Related parties - assets	517	154
Trade receivables and other receivables	1,589	1,614
Others assets	9	48
Fair value through profit or loss
Financial instruments – Fair value hedge	1	11
Financial instruments about lease – Fair value hedge	9	1
Suppliers’ financial instruments – Fair value hedge	15	-
Others assets	2	2
Fair value through other comprehensive income
Trade receivables - credit card companies and sales vouchers	95	113
Others assets	28	28
Financial liabilities:
Other financial liabilities - amortized cost
Related parties – liabilities	(467)	(194)
Trade payables	(10,078)	(11,424)
Financing for purchase of assets	(250)	(100)
Debentures and promissory notes	(4,613)	(4,598)
Borrowings and financing	(3,973)	(4,247)
Lease	(6,118)	(8,372)
Fair value through profit or loss
Borrowings and financing (Hedge accounting underlying)	(459)	(284)
Financial instruments – Fair Value Hedge – liabilities side	(7)	(22)
Financial instruments about lease – Fair value hedge – liabilities side	-	(2)
Suppliers financial instruments - Fair value hedge - liabilities side	(1)	(25)
Disco Group put option (*)	(701)	(636)
(*)	See note 18.3.

Schedule of changes as to objectives, policies or processes

The Group capital structure is as follows:

	2021	2020

Cash and cash equivalents	8,274	8,711
Financial instruments – Fair value hedge	17	(37)
Borrowings, financing and debentures	(9,045)	(9,129)
Other liabilities with related parties (*)	(145)	(120)
Net financial debt	(899)	(575)
Shareholders’ equity	(16,380)	(16,807)

Net debt to equity ratio	5%	3%
(*)	Represents amount payable to Greenyellow related to the purchase of equipment.

Schedule of aging profile of financial liabilities

The table below summarizes the aging profile of the Group’s financial liabilities as at December 31, 2021.

	Up to 1 Year	1 – 5 years	More than 5 years	Total
Borrowings and financing	2,016	9,285	587	11,888
Lease liabilities	1,369	4,042	3,690	9,101
Trade payables	10,078	-	-	10,078
Total	13,463	13,327	4,277	31,067

For derivative transactions that qualify as hedge accounting, the debt, which is the hedged item, is also adjusted to fair value.

The Group calculates the effectiveness of hedge transactions at the inception date and on a continuing basis. Hedge transactions contracted in the year ended December 31, 2021 were effective in relation to the covered risk. For derivative transactions that qualify as hedge accounting, the debt, which is the hedged item, is also adjusted to fair value.

		Notional value		Fair value
		2021	2020	2021	2020
Fair value hedge
Hedge object (debt)		469	301	459	284

Long position (buy)
Prefixed rate	TR + 9.80% per year	22	21	11	13
US$ + fixed	USD + 1.70% per year	447	280	448	271
		469	301	459	284
Short position (sell)
	CDI + 1.66% per year	(469)	(301)	(465)	(294)

Hedge position - asset		-		1	11
Hedge position - liability		-		(7)	(21)
Net hedge position		-	-	(6)	(10)

Schedule of other financial instruments

(i)	Other financial instruments

Transactions	Risk (CDI variation)	Balance at 2021	Scenario I	Scenario II	Scenario III

Fair value hedge (fixed rate)	CDI-0.08% per year	(10)	(1)	(1)	(1)
Fair value hedge (exchange rate)	CDI+1.70% per year	(455)	(63)	(69)	(58)
Debentures and promissory notes	CDI+1.59% per year	(4,630)	(584)	(643)	(526)
Bank loans	CDI+1.89% per year	(2,737)	(345)	(380)	(311)
Total borrowings and financing exposure		(7,832)	(993)	(1,093)	(896)

Cash and cash equivalents (*)	93.51% of CDI	4,598	503	553	453
Net exposure		(3,234)	(490)	(540)	(443)

(*)	Weighted average

Schedule of sensitivity analysis

		Market projection
Transactions	Balance 2021	Scenario I	Scenario II	Scenario III

Bank loans and swap	(1,224)	-	55	(58)

Schedule of fair value hierarchy of financial assets and liabilities

The table below presents the fair value hierarchy of financial assets and liabilities measured at fair value and of financial instruments measured at amortized cost, for which the fair value is disclosed in the consolidated financial statements:

	Carrying amount	Fair value
	12.31.2021	12.31.2021	Level
Financial assets and liabilities
Trade receivables with credit card companies and sales vouchers	95	95	2
Cross-currency interest rate swap	(7)	(7)	2
Interest rate swaps	10	10	2
Forward between Currencies	14	14	2
Borrowings and financing (FVPL)	(459)	(459)	2
Borrowings and financing and debentures (amortized cost)	(8,586)	(8,451)	2
Disco Group put option (*)	(701)	(701)	3
Total	(9,634)	(9,499)
(*)	Non-controlling shareholders of Group Disco del Uruguay S.A., Éxito Group’s subsidiary has an exercisable put option based on a formula that uses data such as net income, EBITDA - earnings before interest, taxes, depreciation and amortization - and net debt, in addition to fixed amounts determined in the contract and the exchange variation applicable for conversion to the functional currency. This put option is presented in “Acquisition of non-controlling interest”.

Schedule of consolidated position of outstanding derivative transactions

The outstanding derivative financial instruments are presented in the table below:

Risk	Notional (millions)	Due date	2021	2020

Debt
USD - BRL	US$ 50	2023	(7)	(12)
Interest rate - BRL	R$ 21	2026	1	2
Derivatives - Fair value hedge - Brazil			(6)	(10)

Lease liability
USD - COP	US$ 1	2022	-	1

Debt
Interest rate - COP	COP 108,750	2021	-	(2)
Interest rate - COP	COP 108,750	2022	-	(1)
Interest rate - COP	COP 102,708	2022	1	-
Interest rate - COP	COP 200,000	2023	7	-
			8	(3)

Trade payables
EUR - COP	EUR 3	2021	-	(2)
USD - COP	USD 35	2021	-	(23)
USD - COP	USD 105	2022	15	-
			15	(25)

Derivatives – Éxito Group			23	(27)